Transactions with non-controlling interests - Chongqing Pengai (Details) - CNY (¥)										12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Jun. 01, 2019	May 28, 2019	May 27, 2019	Aug. 27, 2018	Aug. 26, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chongqing Pengai
Carrying amount of non-controlling interests acquired											¥ 867,000	¥ 2,430,000
Consideration paid for non-controlling interests						¥ 2,500,000,000		¥ 3,750,000,000			¥ (1,250,000)	(6,250,000)
Excess of consideration paid to non controlling interest recognised within equity												¥ (3,820,000)
Equity interests disposed off (as a percent)				5.00%
Percentage of voting rights acquired						10.00%		15.00%
Proportion of equity interest held (as a percent)				100.00%	95.00%	95.00%	70.00%		70.00%	100.00%	100.00%
Nanchang Pengai
Consideration paid for non-controlling interests			¥ (950,000)
Percentage of voting rights acquired			19.00%
Proportion of equity interest held (as a percent)	85.00%	80.00%	51.00%							51.00%	51.00%